COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital commitments:
Commitments outstanding for the purchase of property, plant and equipment	$ 15,500,000
Lease commitments:
Lease expense	1,050,661	$ 1,071,287	$ 164,811
2016 (Note 19)	1,050,661
Total	$ 1,050,661
Legal Matter
Damages claimed for breach of contract		800,000
Best estimate of loss		400,000
Contingent liability accrued		$ 400,000
Litigation